CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               December 20, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:        First Trust Exchange-Traded Fund II
            (Registration Nos. 333-143964 and 811-21944)
          ------------------------------------------------

 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on December 13, 2016. The Registration Statement relates to First Trust ISE Cloud Computing Index Fund (n/k/a First Trust Cloud Computing ETF), First Trust ISE Global Engineering and Construction Index Fund (n/k/a First Trust Global Engineering and Construction ETF) and First Trust ISE Global Wind Energy Index Fund (n/k/a First Trust Global Wind Energy ETF), each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                Morrison C. Warren


Enclosures